Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
The Sector Rotation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001464413_SupplementTextBlock

STARBOARD INVESTMENT TRUST

Sector Rotation Fund

Supplement to the

Prospectus, Summary Prospectus, and

Statement of Additional Information

August 1, 2016

This supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information dated January 28, 2016 for the Sector Rotation Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-683-8529.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

This supplement is to reflect a structural change to the Fund's method of calculating its expense cap, and to clarify how the Fund is reimbursed for expenses over that amount.

Expense Limitation Agreement

Prospectus and Summary Prospectus

On page 9 of the Prospectus and Summary Prospectus, the section titled "Operating Risk" is deleted in its entirety.

On page 14 of the Prospectus and Summary Prospectus, the following is inserted below the section titled "Disclosure Regarding Approval of Investment Advisory Contracts":

Expense Limitation Agreement.  In the interest of limiting expenses of the Fund, the Advisor has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and, amounts, if any, payable under a Rule 12b-1 distribution plan) are limited to 1.89 % of the Fund for the period ending January 31, 2018.  The Expense Limitation Agreement may not be terminated prior to that date.  It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement.

On page 14 of the Prospectus and Summary Prospectus, the section titled "Fund Accounting and Administration Agreement" is deleted in its entirety.

On page 14 of the Prospectus and Summary Prospectus, the section titled "Operating Plan" is deleted in its entirety.

Statement of Additional Information

On page 22 of the Statement of Additional Information, under the section titled "Administrator," the second paragraph beginning with, "In addition, the Advisor has entered into…" and the third paragraph beginning with, "The Administrator pays all expenses…" are deleted in their entirety.

Investors Should Retain This Supplement for Future Reference